Cover	Feb. 02, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Incorporation, Date of Incorporation	A1
Entity File Number	001-39820
Entity Address, Address Line One	6501 Congress Ave
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	634-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819615
Amendment Flag	false
Common shares without par value
Entity Information [Line Items]
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ